CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Treasury Stock CNY (¥) shares	Treasury Stock USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total Tuniu Corporation Shareholders' equity CNY (¥)	Total Tuniu Corporation Shareholders' equity USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2020	¥ 249		¥ (302,916)		¥ 9,125,689		¥ 275,012		¥ (7,713,355)		¥ 1,384,679		¥ (34,664)		¥ 1,350,015
Beginning Balance (in shares) at Dec. 31, 2020 | shares	389,331,544	389,331,544	(18,842,688)	(18,842,688)
Acquisition of additional shares in subsidiaries					(308)						(308)		(1,595)		(1,903)
Issuance of ordinary shares pursuant to share incentive plan			¥ 9,121		(8,765)						356				356
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			(576,165)	(576,165)
Share-based compensation expenses					9,132						9,132				9,132
Foreign currency translation adjustments							(3,191)				(3,191)				(3,191)
Cancellation of shares (in shares) | shares	(1)	(1)
Net loss									(121,524)		(121,524)		(6,944)		(128,468)
Ending Balance at Dec. 31, 2021	¥ 249		¥ (293,795)		9,125,748		271,821		(7,834,879)		1,269,144		(43,203)		1,225,941
Ending Balance (in shares) at Dec. 31, 2021 | shares	389,331,543	389,331,543	(18,266,523)	(18,266,523)
Issuance of ordinary shares pursuant to share incentive plan			¥ 5,195		(5,142)						53				53
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			314,592	314,592
Share-based compensation expenses					5,049						5,049				5,049
Foreign currency translation adjustments							27,160				27,160				27,160
Disposal of shares in subsidiaries													(24,061)		(24,061)
Net loss									(193,382)		(193,382)		(9,614)		(202,996)
Ending Balance at Dec. 31, 2022	¥ 249		¥ (288,600)		9,125,655		298,981		(8,028,261)		1,108,024		(76,878)		1,031,146
Ending Balance (in shares) at Dec. 31, 2022 | shares	389,331,543	389,331,543	(17,951,931)	(17,951,931)
Repurchase of ordinary shares			¥ (288,600)
Acquisition of additional shares in subsidiaries					(250)						(250)		(350)		(600)
Contribution from noncontrolling interest of a subsidiary													815		815
Issuance of ordinary shares pursuant to share incentive plan			¥ 2,617		(2,611)						6				6
Issuance of ordinary shares pursuant to share incentive plan (in shares) | shares			151,485	151,485
Share-based compensation expenses					15,926						15,926				15,926
Foreign currency translation adjustments							6,435				6,435				6,435
Net loss									(99,291)		(99,291)		(1,806)		(101,097)	$ (14,241)
Ending Balance at Dec. 31, 2023	¥ 249	$ 35	¥ (285,983)	$ (40,280)	¥ 9,138,720	$ 1,287,162	¥ 305,416	$ 43,017	¥ (8,127,552)	$ (1,144,742)	¥ 1,030,850	$ 145,192	¥ (78,219)	$ (11,017)	¥ 952,631	$ 134,175
Ending Balance (in shares) at Dec. 31, 2023 | shares	389,331,543	389,331,543	(17,800,446)	(17,800,446)